Stockholders Equity (Deficit) (Details) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 Equity Option	Dec. 31, 2013 Equity Option	Jun. 30, 2014 Warrant	Dec. 31, 2013 Warrant	Jun. 30, 2014 Employee Stock Option	Dec. 31, 2013 Employee Stock Option	Jun. 30, 2014 Warrant	Dec. 31, 2013 Warrant	Jun. 30, 2014 Parent Company	Sep. 30, 2013 Everyware	Jun. 30, 2014 Sponsor	Sep. 30, 2013 Sponsor	Jul. 30, 2014 Sponsor Warrant Subsequent Event	Jul. 30, 2014 Sponsor Warrant Subsequent Event	Jul. 30, 2014 Lender Warrants Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)	20,563,059	20,540,193		12,190,000
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)	0	0		0
Shares excluded for basic per share calculation					304,563	76,523	5,838,334	5,838,334					1,250,000	1,250,000	284,091	284,091
Common Stock, Capital Shares Reserved for Future Issuance									304,563	568,516	5,838,334	5,838,334
Warrants issued	11,676,667		11,676,667
Shares issuable for warrants exercised	5,838,334		5,838,334														4,438,004	4,438,004	2,958,670
Exercise price of warrants (in usd per share)	$ 12.00	$ 12.00															$ 0.01	$ 0.01	$ 0.01